BUTZEL LONG, a professional corporation
                               380 Madison Avenue,
                               New York, NY 10017

                               Tel: (212) 818-1110
                               FAX: (212) 818-0494
                           e-mail: barrett@butzel.com



                                January 29, 2009


BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Churchill Cash Reserves Trust
          File Nos. 2-95786 & 811-4229

Dear Sirs:

     On behalf of Churchill Cash Reserves Trust (the "Trust"), I enclose for filing with the Commission, pursuant to Rule 8b-16 under the Investment Company Act of 1940 (the "1940 Act"), the following documents:

          In accordance with Rule 8b-11 under the 1940
          Act, Form N-1A of Amendment No. 28 to the
          Registration Statement of the Trust under the 1940 Act.

     The Trust is currently inactive and is not offering shares to the public. It is the intention of the Trust to continue to make all required filings under the 1940 Act during the period when it is conducting no operations.

     The Trust will make no public offering of its shares until it has filed an appropriate amendment to its registration under the Securities Act of 1933 (the "1933 Act"), which has become effective under the provisions of Rule 485(a). The amendment filed herewith contains a specific undertaking to that effect.

                         Very truly yours,



                         /s/ William L. D. Barrett
                         William L. D. Barrett